/* Style Definitions */ p.MsoNormal, li.MsoNormal, div.MsoNormal {mso-style-parent:""; margin:0in; margin-bottom:.0001pt; mso-pagination:none; font-size:12.0pt; mso-bidi-font-size:10.0pt; font-family:"Times New Roman"; mso-fareast-font-family:"Times New Roman"; layout-grid-mode:line;} p.MsoBodyText, li.MsoBodyText, div.MsoBodyText {margin:0in; margin-bottom:.0001pt; mso-pagination:none; tab-stops:27.0pt; font-size:10.0pt; font-family:"Times New Roman"; mso-fareast-font-family:"Times New Roman"; layout-grid-mode:line;} span.SpellE {mso-style-name:""; mso-spl-e:yes;} span.GramE {mso-style-name:""; mso-gram-e:yes;} /* Page Definitions */ @page {mso-page-border-surround-header:no; mso-page-border-surround-footer:no; mso-endnote-numbering-style:arabic;} @page Section1 {size:8.5in 11.0in; margin:.4in .4in .4in .4in; mso-header-margin:.4in; mso-footer-margin:.4in; mso-paper-source:0;} div.Section1 {page:Section1; mso-endnote-numbering-style:arabic;} /* List Definitions */ @list l0 {mso-list-id:1271011177; mso-list-type:simple; mso-list-template-ids:1946815566;} @list l0:level1 {mso-level-start-at:4; mso-level-number-format:roman-lower; mso-level-text:"\(%1\)"; mso-level-tab-stop:1.0in; mso-level-number-position:left; margin-left:1.0in; text-indent:-.5in;} @list l1 {mso-list-id:1573198980; mso-list-type:simple; mso-list-template-ids:67698689;} @list l1:level1 {mso-level-start-at:0; mso-level-number-format:bullet; mso-level-text:\F0B7; mso-level-tab-stop:.25in; mso-level-number-position:left; margin-left:.25in; text-indent:-.25in; font-family:Symbol;} @list l2 {mso-list-id:2130583727; mso-list-type:simple; mso-list-template-ids:-40049534;} @list l2:level1 {mso-level-start-at:5; mso-level-tab-stop:.5in; mso-level-number-position:left; text-indent:-.5in;} ol {margin-bottom:0in;} ul {margin-bottom:0in;} .revision { margin: 0; padding: 0; color: #ff0000; margin-left: -6px; border-left: solid 1px #ff0000; padding-left: 5px; } .revision * { color: #ff0000; }

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.         Name and Address of Issuer:

                        Manning & Napier Fund, Inc.
                        290 Woodcliff Drive
                        Fairport, NY14450

2.         Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series        and classes of securities of the issuer, check the box but do not list series or classes):   [  ]

Pro-Blendâ Conservative Term Series, Pro-Blendâ Moderate Term Series, Pro-BlendâExtended Term Series, Pro-Blendâ Maximum Term Series, Tax Managed Series, Equity Series, Overseas Series

3.         Investment Company Act File Number:   811-04087

            Securities Act File Number:                      2-92633

4(a).     Last day of fiscal year for which this Form is filed:

                        October 31, 2006

4(b).    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's     fiscal year) (See instruction A.2):  [  ]

            Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check box if this is the last time the issuer will be filing this Form. [  ]

5.  Calculation of registration fees

     (i)  Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                                                    $  514,848,960

    (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:                                                       $ (165,718,442)

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not  previously  used to reduce registration fees payable to the
          Commission:                                                                                          $                  0

   (iv)  Total available redemption credits [add Items 5(ii) and 5 (iii)]:               $  (165,718,442)

   (v)  Net sales – if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                                                     $    349,130,518

   (vi)  Redemption credits available for use in future years
           -if Item 5(i) is less than Item 5(iv) [subtract  Item 5(iv) from
           Item 5 (i)]:                                                                                           $                   0

  (vii)  Multiplier for determining registration fee (See Instruction C.9)       x   .000107

 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
           (enter‘0’ if no fee is due):                                                                  =$      37,356.97

6.   Prepaid Shares

             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
             report the amount of securities (number of shares or other units) deducted here:                           ..

            If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
            in future fiscal years, then state that number here:                                       ..

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuers fiscal year (see
       Instruction D):
                                                                                                            +          $          0.00

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                             =          $         37,356.97

9.    Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                        January 5, 2007

Method of Delivery    [  X  ]     Wire Transfer
               [     ]     Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*:

Christine Glavin
Chief Financial Officer

Date:  January 5, 2007

* Please print name and title of the signing officer below the signature.